RETIREMENT AND SEVERANCE BENEFITS	12 Months Ended
Mar. 31, 2018
RETIREMENT AND SEVERANCE BENEFITS
RETIREMENT AND SEVERANCE BENEFITS

11.   RETIREMENT AND SEVERANCE BENEFITS

The Company has defined benefit plans which consist primarily of a defined benefit indemnity plan covering substantially all employees in Japan. Under severance indemnity plans, employees are entitled to severance payments based on their earnings and the length of service until retirement or termination of employment for reasons other than dismissal for cause.

Reconciliations of the beginning and ending balances of the benefit obligation and the fair value of plan assets for the years ended March 31, 2017 and 2018, are as follows:

	Thousands of Yen
	2017	2018
Change in benefit obligation:
Benefit obligation at beginning of year	¥79,839	¥78,357
Service cost	24,641	22,638
Interest cost	123	120
Actuarial loss (gain)	(15,518)	6,370
Benefits paid	(11,539)	(14,839)
Foreign currency exchange rate changes	811	(1,223)
Benefit obligation at end of year	¥78,357	¥91,423

Change in plan assets:
Fair value of plan assets at beginning of year	¥20,486	¥23,828
Employer contributions	14,329	16,622
Benefits paid	(11,539)	(14,839)
Foreign currency exchange rate changes	552	(119)
Fair value of plan assets at end of year	23,828	25,492

Funded status at end of year	¥(54,529)	¥(65,931)

The accumulated benefit obligations as of March 31, 2017 and 2018 are ¥70,688 thousand and ¥81,177 thousand, respectively.

Amounts recognized in the consolidated balance sheets as of March 31, 2017 and 2018 are as follows:

	Thousands of Yen
	2017	2018
Retirement and severance benefits—current	¥8,468	¥8,012
Retirement and severance benefits—noncurrent	46,061	57,919
Amount recognized	¥54,529	¥65,931

Net periodic retirement cost for the years ended March 31, 2016, 2017 and 2018 consists of the following components:

	Thousands of Yen
	2016	2017	2018
Service cost	¥17,468	¥24,641	¥22,638
Interest cost	35	123	120
Amortization of net gain	2,001	4,313	2,652
Net periodic retirement cost*(1)	¥19,504	¥29,077	¥25,410

*(1) Net periodic retirement cost are recorded in “Cost of revenue” and “Selling, general and administration expenses.”

Amounts recognized in other comprehensive income (loss), net of tax, for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Thousands of Yen
	2016	2017	2018
Actuarial gain (loss)	¥(17,495)	¥13,759	¥(2,579)

Amounts recognized in accumulated other comprehensive income (loss), net of tax, as of March 31, 2017 and 2018 are as follows:

	Thousands of Yen
	2017	2018
Accumulated actuarial loss	¥(9,517)	¥(12,096)

The estimated net actuarial loss that will be amortized from accumulated other comprehensive income into net periodic retirement cost in the fiscal year ending March 31, 2019 is ¥2,711 thousand.

The Company uses its year-end as the measurement date for the benefit obligation. The assumptions used to determine the year-end benefit obligation are as follows:

	2017	2018
Discount rate	0.27%	0.14%
Rate of compensation increase	4.70%	3.70%

The assumptions used to determine the net periodic retirement cost for the years ended March 31, 2016, 2017 and 2018 are as follows:

	2016	2017	2018
Discount rate	0.17%	0.23%	0.27%
Rate of compensation increase	3.50%	5.10%	4.70%

The expected future benefit payments, which reflect expected future service, are as follows:

Years ending March 31,	Thousands of Yen
2019	¥8,012
2020	9,192
2021	10,423
2022	11,558
2023	11,678
2024 through 2029	50,136

The Company expects to contribute ¥8,012 thousand to its defined benefit pension plan in the year ending March 31, 2019.

Plan assets cover the defined benefit plan for employees of a certain subsidiary. The Company’s funding policy with respect to the plan is to contribute annually its employees’ monthly salary to the plan. Plan assets are life insurance pooled investment portfolios, which are managed by an insurance company and guarantee a rate of return. The life insurance pooled investment portfolios are valued at conversion value and are classified as Level 2. Refer to Note 15 for the definition of Level 2.